Share Based Payments (Narrative) (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 20, 2020 $ / shares	Sep. 30, 2020 EquityInstruments shares	Sep. 30, 2020 EquityInstruments shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares $ / shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Dec. 31, 2020 $ / shares	Apr. 20, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees				$ 12,444,000		$ 6,013,000
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees				$ 12,388,000		$ 5,471,000
Fair value per share granted options | (per share)	$ 2.36				$ 3.62	$ 3.62		$ 3.32	$ 4.83
Equity Settled, Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units				815,220		633,914
Fair value per share granted options | (per share)				$ 2.36	$ 3.62	$ 3.62	$ 3.32		$ 4.83
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units | EquityInstruments		0	0			422,609
Fair value per unit | (per share)					$ 4.83	$ 3.62
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees				$ 56,000		$ 542,000
Stock options available for issuance | shares		2,092,236	2,092,236
Vesting Tranche One Period [member] | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements	20.00%
Vesting Tranche One Period [member] | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements						20.00%
Vesting Tranche Two Period [member] | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements	30.00%
Vesting Tranche Two Period [member] | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements						30.00%
Vesting Tranche Three Period [member] | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements	50.00%
Vesting Tranche Three Period [member] | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements						50.00%
Bottom of range [member] | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements						50.00%
Top of range [member] | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements						200.00%
Top of range [member] | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum issue of shares permitted | shares				12,200,000